REVENUE RECOGNITION (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
REVENUE RECOGNITION
Summary of disaggregated revenues	The following table summarizes the Company’s disaggregated revenues (in thousands):

	Pattern of	Nine Months Ended September 30,
	Recognition	2021	2020
Device	Point in time	$521	$77
Service	Over time	539	10
Total revenue		$1,060	$87

	Pattern of
	Recognition	2020	2019
Device	Point in time	$200	$—
Service	Overtime	94	—
Total revenue		$294	$—

Information about receivables and deferred revenue from contracts with customers

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	September 30,	December 31,
	2021	2020
Accounts receivable	$940	$174
Unbilled receivables	48	—
Deferred revenue	774	158
Long term deferred revenue	340	—

The following table provides information about receivables and deferred revenue from contracts with customers (in thousands):

	2020	2019
Accounts receivable	174	—
Deferred revenue, current	158	—